Financial result (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Results from financial assets		$ 108,640	$ 665,310	$ 975,245
Yields and interests		266,116	299,246	481,674
(Loss) gain on derivatives valuation		10,289	108,838	0
Dividends (1)	[1]	27	44	117,260
Other financial income		18,520	27,992	49,157
Finance income		403,592	1,101,430	1,623,336
Finance expenses
Interest (2)	[2]	(3,095,224)	(2,384,342)	(1,894,490)
Financial cost of other liabilities (3)	[3]	(1,043,728)	(872,987)	(757,509)
Results from financial assets		(101,973)	(473,598)	(638,767)
Other financial expenses		(190,723)	(198,864)	(43,703)
Finance costs		(4,431,648)	(3,929,791)	(3,334,469)
(Loss) gain from exchange difference		(31,726)	346,774	40,639
Gain from realization of other comprehensive income on sale of joint ventures (Note 13)		361,728	0	0
Foreign exchange (loss) gain		330,002	346,774	40,639
Financial result		$ (3,698,054)	$ (2,481,587)	$ (1,670,494)

[1]	In 2007, Arrendadora Financiera Internacional Bolivariana (AFIB) and Ecopetrol signed an agreement to constitute a trust fund, in which Invercolsa deposited dividends corresponding to 8.53% of the participation in dispute, regarding the shares acquired by Fernando Londoño. In 2019, as a result of the sentence of the Supreme Court of Justice, Ecopetrol received the amount of dividends that were in that trust.
[2]	As of December 31, 2021, borrowing costs for the financing of developing natural resources and property, plant, and equipment of COP$255,707 (2020 – COP$247,501 and 2019 – $248,139) were capitalized.
[3]	Includes the financial expense of the asset retirement obligations and the liabilities for post–employment benefits